Statement of compliance	12 Months Ended
Dec. 31, 2021
Disclosure Of Statement Of Compliance [Abstract]
Statement of compliance [Text Block]

2)     Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") applicable to a going concern. The significant accounting policies applied in these consolidated financial statements are presented in note 3 and are based on IFRS effective as at December 31, 2021.

The consolidated financial statements were approved by the Board of Directors of the Company on March 15, 2022.